Consolidated Statements Of Cash Flows (Unaudited) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss)	$ (186)	$ (2,830)
Adjustments to reconcile net (loss) to net cash used in operating activities
Depreciation and amortization	525	748
Asset impairment of property and equipment	0	649
Stock-based compensation	89	0
Deferred rent amortization	(11)	(9)
Provisions for bad debt	301	(8)
Loss on disposal of property and equipment	58	0
Changes in Assets and Liabilities
Accounts receivable, net	214	(2,321)
Prepaid expenses	111	111
Other Assets	0	50
Accounts payable and accrued liabilities	(1,538)	668
Accrued compensation	222	142
Due to related party	(173)	0
Net cash used in operating activities	(388)	(2,800)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of fixed assets	(746)	(593)
Cash acquired in reverse merger with Ascend	2	0
Cash acquired in acquisition of Health Guru/Gather	754	0
Cash acquired in Kitara/NYPG merger	6	0
Net cash provided by/(used in) investing activities	16	(593)
CASH FLOWS FROM FINANCING ACTIVITIES
Capital (distributions to) contributions from members	(699)	3,079
Repayments under lines of credit	(119)	0
Borrowings under lines of credit	841	0
Deferred financing costs	(74)	0
Repayments of term loans	(79)	0
Proceeds from private placement	3,700	0
Repurchase of stock	(50)	0
Changes in cash overdraft from financial institution, net	(670)	314
Net cash provided by financing activities	2,850	3,393
Net increase in cash	2,478	0
Cash at beginning of period	0	0
Cash at end of period	2,478	0
Supplemental disclosure to cash flow information:
Cash paid for Interest	43	0
Cash paid for Taxes	4	0
Supplemental disclosure of non-cash financing activities:
Net assets acquired in connection with the acquisition of New York Publishing Group including the acquisition of $2,662 in short term debt (see Note 13)	2,000	0
Net assets acquired in connection with the acquisition of Health Guru including the acquisition of $300 in promissory notes payable (see Note 13)	8,600	0
Accrued working capital adjustment related to the Kitara reverse acquisition	1,074	0
Conversion of promissory notes to equity	$ 300	$ 0